                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03162

                          Active Assets Tax-Free Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2006

Date of reporting period: June 30, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Active Assets Tax-Free Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
FOR THE YEAR ENDED JUNE 30, 2006

MARKET CONDITIONS

During the 12-month period ended June 30, 2006, the economy continued to show overall solid growth, despite sustained high energy prices, the Gulf Coast hurricanes, and signs of weakness in the housing market. The stock market gained most of the period, employment data was positive, inflation remained in check and consumer confidence and spending kept on course.

Interest rates continued to climb as the Federal Open Market Committee (the "Fed") raised the federal funds target rate eight times during the period to
5.25 percent. The last increase, implemented on June 29, was the seventeenth consecutive rate increase, leading to market speculation about how much longer the Fed would continue its two-year tightening cycle. As of the end of the reporting period, the federal funds futures market was pricing in one additional rate increase in August.

In this environment of rising interest rates, yields on municipal money-market securities generally rose as well. Although yields fluctuated early in the period and dipped slightly in the first quarter of this year due mainly to seasonal factors, they spiked sharply in the second quarter to the extent that tax-free variable-rate money-market instruments outperformed treasuries on a relative basis. These attractive yields spurred investor demand, drawing significant inflows into the market, some of which represented "crossover" investments from the taxable market.

The supply of municipal money-market securities rose in the latter half of 2005, but waned early this year and as of the end of the reporting period remained 20 to 30 percent below last year's levels. State and local municipalities have had less incentive to borrow, given consistently rising interest rates and the fact that many issuing entities found themselves flush with cash from increased tax receipts.

PERFORMANCE ANALYSIS

As of June 30, 2006, Active Assets Tax-Free Trust had net assets of approximately $4.6 billion and an average portfolio maturity of 18 days. For the 12-month period ended June 30, 2006, the Fund provided a total return of 2.53 percent. For the seven-day period ended June 30, 2006, the Fund provided an effective annualized yield of 3.47 percent and a current yield of 3.42 percent, while its 30-day moving average yield for June was 3.17 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

In anticipation of ongoing interest-rate increases, we focused on securities from segments of the market that were most responsive to (rather than hurt by) upward shifts in rates. In particular, we emphasized daily and weekly variable-rate securities. In doing so, we were able to quickly capitalize on rising yields and enhance the Fund's return while reducing its vulnerability to falling prices on longer, fixed-rate instruments. Increased fund inflows during the reporting period further enabled this strategy. As of the end of the reporting period, less than one percent of the portfolio's assets were invested in securities with maturities of greater than six months. As a result, the Fund's weighted average maturity fell over the period to 18 days.

The Fund was not, however, exclusively invested in floating-rate instruments. We did selectively invest the fund assets in one- to three-month commercial paper and three- to six-month notes when the opportunity arose to lock in what we believe were attractive yields, while generally avoiding investments with longer, nine- to 12-month maturities.

Fund inflows also afforded us the opportunity to enhance the Fund's diversification. We were able to broaden our scope of investments, reaching out to more areas of the country. The Fund was not overweighted in any particular state, however, and contained no investments in the New Orleans area. We continued our research-intensive approach, selectively choosing for the fund only those securities that we believed would potentially add value while still meeting our conservative, risk-conscious criteria.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM AS DISCUSSED HEREIN OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

PORTFOLIO COMPOSITION

Variable Rate Municipal Obligations   93.3%
Municipal Notes & Bonds                4.7
Tax-Exempt Commercial Paper            2.0

MATURITY SCHEDULE

 1 -  30 Days                         92.5%
31 -  60 Days                          0.6
61 -  90 Days                          2.3
91 - 120 Days                          2.0
121 + Days                             2.6

DATA AS OF JUNE 30, 2006. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION AND MATURITY SCHEDULE ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

ACTIVE ASSETS TAX-FREE TRUST IS A MONEY MARKET FUND THAT SEEKS TO PROVIDE AS HIGH A LEVEL OF DAILY INCOME EXEMPT FROM FEDERAL PERSONAL INCOME TAX AS IS CONSISTENT WITH STABILITY OF PRINCIPAL AND LIQUIDITY. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER,

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OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY
ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

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EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/06 - 06/30/06.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                    BEGINNING         ENDING       EXPENSES PAID
                                                  ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                  -------------   -------------   ---------------
                                                                                     01/01/06 -
                                                     01/01/06        06/30/06         06/30/06
                                                  -------------   -------------   ---------------
Actual (1.42% return)                               $1,000.00       $1,014.20          $2.31
Hypothetical (5% annual return before expenses)     $1,000.00       $1,022.64          $2.32

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.46% MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182**/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

**   ADJUSTED TO REFLECT NON-BUSINESS DAY ACCRUAL.

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund taking into account the scope of the services provided.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF THE ADVISER AND AFFILIATES

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the 12b-1 fees were competitive with those of other broker-dealers.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Active Assets Tax-free Trust

PORTFOLIO OF INVESTMENTS - JUNE 30, 2006

PRINCIPAL
AMOUNT IN                                                             COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*       VALUE
-----------------------------------------------------------------------------------------------------
            SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (95.6%)
            ALABAMA
  $40,000   Birmingham Medical Clinic Board, University of Alabama
               Health Services Foundation Ser 1991                     3.99%   07/10/06   $40,000,000
            Infirmary Health System Special Care Facilities
               Financing Authority,
   19,000      Infirmary Health System Ser 2006 A                      3.97    07/10/06    19,000,000
   16,500      Infirmary Health System Ser 2006 B                      3.99    07/10/06    16,500,000
            ARIZONA
   15,000   McAllister Academic Village LLC, Arizona State
               University Ser 2005 A (Ambac)                           3.97    07/10/06    15,000,000
    5,000   Pima County Industrial Development Authority, El Dorado
               Hospital Ser 2004                                       4.01    07/10/06     5,000,000
   16,900   Pine Ridge Village, Northern Arizona University
               Ser 2005 (FGIC)                                         3.99    07/10/06    16,900,000
   37,400   Scottsdale Industrial Development Authority, Scottsdale
               Healthcare Ser 2006 D (FSA)                             3.96    07/10/06    37,400,000
    8,805   Sun Devil Energy Center LLC, Arizona State University
               Ser 2004 (FGIC)                                         3.99    07/10/06     8,805,000
            CALIFORNIA
      800   California Educational Facilities Authority, Stanford
               University Ser S-4                                      3.89    07/03/06       800,000
   36,000   California Health Facilities Financing Authority,
               Kaiser Permanente Ser 2006 C                            3.95    07/10/06    36,000,000
    1,300   Los Angeles Department of Water & Power, Water System
               Ser 2001 B Subser B-1                                   3.95    07/10/06     1,300,000
    1,235   Roseville, Electric System
               Ser 2005 A COPs P-FLOATs PT-3021 (FGIC)                 4.01    07/10/06     1,235,000
            COLORADO
   12,000   Broomfield Urban Renewal Authority, Broomfield Event
               Center Ser 2005                                         3.99    07/10/06    12,000,000
    7,900   Centerra Metropolitan District No 1, Ser 2004              4.00    07/10/06     7,900,000
   12,580   Colorado, UCDHSC Fitzsimons Academic Facilities
               Ser 2005 B COPs P-FLOATs PT-3336 (MBIA)                 4.01    07/10/06    12,580,000
    6,255   Colorado Educational & Cultural Facilities Authority,
               Oklahoma's Public Radio Ser 2005 A                      3.99    07/10/06     6,255,000
            Colorado Health Facilities Authority,
    8,300      Catholic Health Initiatives Ser 2004 B-4                4.00    07/10/06     8,300,000
   19,835      NCMC Inc Ser 2005 (FSA)                                 3.95    07/10/06    19,835,000
   15,000   Colorado Student Obligation Bond Authority,
               Ser 1989 A (Ambac) (AMT)                                4.01    07/10/06    15,000,000

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                             COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*       VALUE
-----------------------------------------------------------------------------------------------------
  $ 8,000   Denver Urban Renewal Authority, Stapleton Senior
               Tax Increment Ser 2004 A-1 P-FLOATs PT 999              4.06%   07/10/06   $ 8,000,000
   13,205   Midcities Metropolitan District No 1, STARS BNP Ser
               2004-110                                                4.00    07/10/06    13,205,000
   14,010   Westminster, Multifamily Housing Camden Arbors
               Apartments Ser 2004                                     3.97    07/10/06    14,010,000
            DELAWARE
    7,700   Delaware Economic Development, St Andrew's School Ser
               2004                                                    4.00    07/10/06     7,700,000
    8,965   New Castle County, University Courtyard Apartments Ser
               2005                                                    4.01    07/10/06     8,965,000
            DISTRICT OF COLUMBIA
    3,500   District of Columbia, Public Welfare Foundation Ser
               2000                                                    3.99    07/10/06     3,500,000
            FLORIDA
   13,500   Broward County School Board, Ser 2005 COPs (FSA)
               Capital Trust Agency,                                   4.00    07/10/06    13,500,000
   16,675        Multifamily Housing Floater Ser 2006 P-FLOATs MT-194  4.06    07/10/06    16,675,000
   20,655        Multifamily Housing Floater-TRs Ser 2005 F7           4.06    07/10/06    20,655,000
   24,500   Collier County Health Facilities Authority, The
               Moorings Inc Ser 2005                                   3.97    07/10/06    24,500,000
   22,250   Dade County Industrial Development Authority, Dolphins
               Stadium Ser 1985 B & C                                  3.94    07/10/06    22,250,000
    7,325   Florida Housing Finance Corporation, Monterey Lakes
               Apartments 2005 Ser C                                   3.97    07/10/06     7,325,000
    8,000   Leesburg, The Villages Regional Hospital Ser 2006
               (Radian)                                                4.03    07/10/06     8,000,000
   54,050   Miami-Dade County, Water & Sewer System Ser 2005 (FSA)     3.97    07/10/06    54,050,000
    9,000   Miami-Dade County Educational Facilities Authority,
               Carlos Albizu University Ser 2000                       4.05    07/10/06     9,000,000
   12,735   Orange County Housing Finance Authority, Post Lakes
               Apartments Ser 1997 F                                   3.99    07/10/06    12,735,000
   18,300   Orlando Utilities Commission, Water & Electric
               Ser 2002 A                                              3.98    07/10/06    18,300,000
    4,175   Palm Beach County School Board, Ser 2004 A COPs ROCs
               II-R Ser 6008 (FGIC)                                    4.01    07/10/06     4,175,000
    9,685   Polk County School Board, Ser 2003 A COPs (FSA)            3.96    07/10/06     9,685,000
   33,695   Port St Lucie, Utility System Ser 2005 (MBIA)              3.97    07/10/06    33,695,000
            GEORGIA
            ATLANTA,
   11,625      Airport Ser 2003 RF B-2 (MBIA)                          4.00    07/10/06    11,625,000
    3,980      Airport Ser 2004 A MERLOTs Ser C14 (FSA) (AMT)          4.06    07/10/06     3,980,000
   15,000      Sub Lien Tax Allocation Atlantic Station Ser 2006       4.07    07/10/06    15,000,000
    7,900      Water & Wastewater Ser 2001 B (FSA)                     3.98    07/10/06     7,900,000

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                             COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*       VALUE
-----------------------------------------------------------------------------------------------------
  $13,000   DeKalb County Hospital Authority, DeKalb Medical Center
               Ser 2005                                                3.99%   07/10/06   $13,000,000
   16,550   Egleston Children's Health Care System Ser 1994 B          3.97    07/10/06    16,550,000
   11,000   Floyd County Development Authority, Berry College Ser
               2006                                                    3.99    07/10/06    11,000,000
    8,900   Fulton County Development Authority, St George Village
               CCRC Ser 2004                                           4.00    07/10/06     8,900,000
   49,500   Georgia Municipal Gas Authority, Gas Portfolio II Ser
               1997 C                                                  4.00    07/10/06    49,500,000
   30,000   Private Colleges & Universities Authority, Emory
               University 2000 Ser B                                   3.95    07/10/06    30,000,000
            HAWAII
   13,655   Hawaii, ROCs II-R Ser 6012 (MBIA)                          4.01    07/10/06    13,655,000
            ILLINOIS
   14,800   Bi-State Development Agency of the Missouri-Illinois
               Metropolitan District, Metrolink Cross County
               Extension Ser 2002 A (FSA)                              4.00    07/10/06    14,800,000
            Chicago,
    6,520      2004 Ser A P-FLOATs PT-2361 (FSA)                       4.01    07/10/06     6,520,000
    7,435      Chicago O'Hare International Airport Third Lien Ser
                 2005 A P-FLOATs PT-3340 (MBIA)                        4.01    07/10/06     7,435,000
   96,000      Chicago O'Hare International Airport Third Lien Ser
                 2005 C & D (CIFG)                                     3.98    07/10/06    96,000,000
   17,900      Neighborhoods Alive Ser 21 B (MBIA)                     3.98    07/10/06    17,900,000
   19,700      Refg Ser 2005 D (FSA)                                   3.97    07/10/06    19,700,000
   11,390   Chicago Board of Education, Ser 2005 MERLOTs Ser A-15
               (Ambac)                                                 4.01    07/10/06    11,390,000
   30,500   Cook County, Ser 2002 B                                    3.98    07/10/06    30,500,000
   12,400   Glendale Heights, Glendale Lakes Ser 2000                  3.97    07/10/06    12,400,000
    7,460   Illinois Development Finance Authority, Jewish
               Federation of Metropolitan Chicago Ser 1999 (Ambac)     4.00    07/10/06     7,460,000
            Illinois Finance Authority,
    7,500      Dominican University Ser 2006                           4.00    07/10/06     7,500,000
   10,000      Northwestern University Ser 2004 B                      3.98    07/10/06    10,000,000
   40,000   Illinois Health Facilities Authority, Northwestern
               Memorial Hospital Ser 1995                              4.00    07/10/06    40,000,000
   11,595   Kane, Cook & DuPage Counties, School District #U-46
               PUTTERs Ser 426 (Ambac)                                 4.04    07/10/06    11,595,000
    5,020   Metropolitan Pier & Exposition Authority, McCormick
               Place Expansion Ser 2002 A Eagle #20040030 Class A
               (MBIA)                                                  4.02    07/10/06     5,020,000
   13,050   Oak Forest, Homewood South Suburban Mayors & Managers
               Association Ser 1989                                    3.97    07/10/06    13,050,000
   32,770   Regional Transportation Authority, Refg Ser 2005 B         4.00    07/10/06    32,770,000

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                                       11

PRINCIPAL
AMOUNT IN                                                                            COUPON    DEMAND
THOUSANDS                                                                             RATE+     DATE*       VALUE
--------------------------------------------------------------------------------------------------------------------
 $ 9,920    Roaring Fork Municipal Products, Cook County Class A Certificates Ser
               2004-1 (Ambac)                                                         4.05%   07/10/06   $ 9,920,000
            INDIANA
   7,125    Franklin Community Multi-School Building Corporation, Ser 2004 ROCs
               II-R Ser 2140 (FGIC)                                                   4.01    07/10/06     7,125,000
  50,000    Indiana Health & Educational Facility Financing Authority, Sisters of
               St Francis Health System Ser 2006 A (MBIA)                             3.96    07/10/06    50,000,000
            Indiana Health Facility Financing Authority,
  19,000       Ascension Health Ser 2001 A                                            2.74    07/03/06    19,000,000
   2,600       Clarian Health Obligated Group Ser 2000 B                              4.03    07/03/06     2,600,000
  44,200       Clarian Health Obligated Group Ser 2000 C & 2003 H                     3.99    07/10/06    44,200,000
   2,105    Indianapolis, Health Quest Realty XXI Ser 1994 A TOBs (FHA)               4.14    07/10/06     2,105,000
            Indianapolis Local Public Improvement Bond Bank,
  14,800       Ser 2005 E (Ambac)                                                     3.99    07/10/06    14,800,000
   7,000       Waterworks Ser 2005 H (MBIA)                                           4.00    07/10/06     7,000,000
   1,150    Merrillville, Southlake Care Center Ser 1992 A TOBs (FHA)                 4.14    07/10/06     1,150,000
   2,000    Mount Vernon, Pollution Control & Solid Waste Disposal General
               Electric Co Ser 2004                                                   3.93    07/03/06     2,000,000
  12,700    Purdue University, Student Facilities System Ser 2005 A                   3.97    07/10/06    12,700,000
   2,150    South Bend, Fountainview Place Ser 1992 A TOBs (FHA)                      4.14    07/10/06     2,150,000
   5,755    University of Southern Indiana, Student Fee ROCs II-R Ser 2117 (Ambac)    4.01    07/10/06     5,755,000
  11,030    Zionsville Community School Building Corporation, Boone County Ser
               2005 A P-FLOATs PT-2870 (FSA)                                          4.01    07/10/06    11,030,000
            KANSAS
  30,315    Kansas Department of Transportation, Highway Ser 2004 C-2                 3.94    07/10/06    30,315,000
            KENTUCKY
  11,000    Georgetown, Industrial Building Refg Georgetown College Ser 2006          3.97    07/10/06    11,000,000
   5,200    Kentucky Public Energy Authority Inc, Gas Supply Ser 2006 A               4.06    07/03/06     5,200,000
  12,975    Louisville & Jefferson County Metropolitan Government, Waterford Place
               Apartments Ser 2003                                                    4.00    07/10/06    12,975,000
  36,585    Ohio County, Big Rivers Electric Corp Ser 1983 (Ambac)                    3.98    07/10/06    36,585,000
            MARYLAND
   7,000    Maryland Health & Higher Educational Facilities Authority, Catholic
               Health Initiatives Ser 1997 B                                          3.98    07/10/06     7,000,000
            MASSACHUSETTS
  30,000    Massachusetts Bay Transportation Authority, Ser 2000                      3.96    07/10/06    30,000,000
   7,050    Massachusetts Development Finance Agency,
               Boston University Ser 2002 R-4 (XLCA)                                  3.98    07/03/06     7,050,000

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                                       12

PRINCIPAL
AMOUNT IN                                                                            COUPON    DEMAND
THOUSANDS                                                                             RATE+     DATE*       VALUE
--------------------------------------------------------------------------------------------------------------------
 $11,265       Dana Hall School Ser 2004                                              3.98%   07/10/06   $11,265,000
  10,715       New Jewish High School Ser 2002                                        3.97    07/10/06    10,715,000
  24,430       Simmons College Ser 2006 G (XLCA)                                      3.95    07/10/06    24,430,000
   7,000       The Institute of Contemporary Art Ser 2004 A                           3.98    07/10/06     7,000,000
  21,500    Massachusetts Health & Educational Facilities Authority, Partners
               HealthCare System Inc 2003 Ser D-4                                     3.98    07/10/06    21,500,000
  29,100    Massachusetts Water Resources Authority, Multi-Modal Sub 2000 Ser C
               (FGIC)                                                                 3.98    07/10/06    29,100,000
            MICHIGAN
            Detroit,
  46,395       Water Supply System Refg Second Lien Ser 2001-C (FGIC)                 3.98    07/10/06    46,395,000
   9,790       Water Supply System Refg Senior Lien Ser 2003-D (MBIA)                 3.98    07/10/06     9,790,000
  13,450    Holt Public Schools, Ser 2002                                             3.96    07/10/06    13,450,000
  22,000    Kalamazoo Hospital Finance Authority, Bronson Methodist Hospital Ser
               2006 (FSA)                                                             3.96    07/10/06    22,000,000
            Kent Hospital Finance Authority,
  19,700       Metropolitan Hospital Ser 2005 B                                       4.01    07/10/06    19,700,000
  22,400       Spectrum Health Ser 2005 A (FGIC)                                      3.95    07/10/06    22,400,000
            Michigan Hospital Finance Authority,
  15,000       Ascension Health Ser 1999 B                                            3.95    07/10/06    15,000,000
  10,000       Henry Ford Health System Ser 2006 B                                    4.00    07/10/06    10,000,000
  26,700    Michigan State University, Ser 2003 A                                     3.97    07/10/06    26,700,000
   6,000    Michigan Strategic Fund, The Van Andel Research Institute Ser 2001        4.00    07/10/06     6,000,000
  11,110    Oakland University, Ser 2001 (FGIC)                                       3.98    07/10/06    11,110,000
  25,710    Saline Area Schools, Ser 2002 B                                           3.96    07/10/06    25,710,000
            MINNESOTA
            Minneapolis,
  32,280       Fairview Health Services Ser 2005 B (Ambac)                            3.96    07/10/06    32,280,000
  24,100       Guthrie Theater on the River Ser 2003 A                                3.97    07/10/06    24,100,000
  15,000    Oak Park Heights, Multifamily Boutwells Landing Ser 2005                  3.97    07/10/06    15,000,000
  10,710    University of Minnesota Regents, Ser 1999 A                               3.95    07/10/06    10,710,000
            MISSISSIPPI
  26,808    Mississippi Development Bank, MGAM Natural Gas Supply 2005 Ser            3.99    07/10/06    26,808,000
  45,500    Perry County, Leaf River Forest Products Inc Ser 2002                     3.98    07/10/06    45,500,000
            MISSOURI
   7,995    Kirkwood School District Educational Facilities Authority, Ser 2005
               B P-FLOATs PT-3164 (MBIA)                                              4.01    07/10/06     7,995,000

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                                       13

PRINCIPAL
AMOUNT IN                                                                            COUPON    DEMAND
THOUSANDS                                                                             RATE+     DATE*        VALUE
---------------------------------------------------------------------------------------------------------------------
 $ 20,900   Missouri Health & Educational Facilities Authority, Stowers Institute
               Ser 2002 (MBIA)                                                        3.98%   07/10/06   $ 20,900,000
            NEBRASKA
   89,325   American Public Energy Agency, Gas Supply Ser 2005 A                      3.99    07/10/06     89,325,000
    7,000   Omaha, Eagle #2004001 Class A                                             4.02    07/10/06      7,000,000
            NEVADA
            Clark County,
   31,700      Airport Improvement Refg 1993 Ser A (MBIA)                             3.96    07/10/06     31,700,000
   29,300      Airport System Sub-Lien Ser 2001C (FGIC)                               3.96    07/10/06     29,300,000
  101,215      Airport System Sub-Lien Ser 2005 D-1 (FGIC)                            3.97    07/10/06    101,215,000
   10,500   Las Vegas Economic Development, Andre Agassi Charitable Foundation Ser
               2005                                                                   3.97    07/10/06     10,500,000
   16,000   Las Vegas-McCarran International Airport Passenger Facility 2005 Ser A
               (MBIA) (AMT)                                                           4.03    07/10/06     16,000,000
            NEW HAMPSHIRE
            New Hampshire Health & Education Facilities Authority,
    8,500      LRG Healthcare Ser 2006 B                                              4.02    07/10/06      8,500,000
    8,500      Tilton School Ser 2006                                                 3.99    07/10/06      8,500,000
            NEW JERSEY
   20,340   New Jersey Economic Development Authority, School Facilities
               Construction Ser 2005 O ROCs II-R Ser 437                              4.01    07/10/06     20,340,000
    2,435   New Jersey Transportation Trust Fund Authority, Ser 2004 A PUTTERs Ser
               503 (FGIC)                                                             4.01    07/10/06      2,435,000
            NEW MEXICO
   35,000   New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare
               Services Ser 2005 (FSA)                                                4.00    07/10/06     35,000,000
            NEW YORK
    6,300   Monroe County Industrial Development Agency, St John Fisher College
               Ser 2005 (Radian)                                                      3.97    07/10/06      6,300,000
            New York City,
    4,150      Fiscal 2004 Subser A-4                                                 3.94    07/10/06      4,150,000
   25,200      Fiscal 2006 Subser E-4                                                 3.96    07/10/06     25,200,000
    3,000      Fiscal 2006 Subser H-2                                                 3.93    07/03/06      3,000,000
   78,500   New York City Industrial Development Agency, One Bryant Park LLC Ser
               2004 A                                                                 4.02    07/10/06     78,500,000
   21,930   New York City Municipal Water Finance Authority, Fiscal 2003 Subser
               C-2                                                                    3.96    07/10/06     21,930,000
   15,000   New York City Transitional Finance Authority, Recovery Fiscal 2003 Ser
               3 Subser 3E                                                            4.00    07/03/06     15,000,000

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                                       14

PRINCIPAL
AMOUNT IN                                                                            COUPON    DEMAND
THOUSANDS                                                                             RATE+     DATE*        VALUE
---------------------------------------------------------------------------------------------------------------------
            New York State Dormitory Authority,
  $30,265      Mental Health Services Facilities Ser 2003D-2F                         3.95%   07/10/06   $30,265,000
   17,940      Rochester General Hospital Ser 2005 P-FLOATs PA-1335 (Radian)          4.02    07/10/06    17,940,000
    1,100   Suffolk County Water Authority, Ser 2003 BANs                             3.93    07/10/06     1,100,000
   50,000   Triborough Bridge & Tunnel Authority, Ser 2005 B-4                        3.94    07/10/06    50,000,000
            NORTH CAROLINA
    5,150   Charlotte, Convention Facility Ser 2003 B COPs                            4.05    07/10/06     5,150,000
    1,500   Durham, Ser 1993A COPs                                                    3.98    07/10/06     1,500,000
   34,140   Guilford County, Ser 2005 A & B                                           4.00    07/10/06    34,140,000
    7,375   Mecklenburg County, Ser 2004 COPs                                         3.97    07/10/06     7,375,000
            North Carolina,
   15,295      Ser 2002 E                                                             3.97    07/10/06    15,295,000
   39,660      Ser 2002 E                                                             3.95    07/10/06    39,660,000
            North Carolina Capital Facilities Finance Agency,
   13,100      Capital Area YMCA Ser 2002                                             4.02    07/10/06    13,100,000
    9,500      Durham Academy Ser 2001                                                3.98    07/10/06     9,500,000
            North Carolina Medical Care Commission,
   45,200      Duke University Health System Ser 2005 A & C                           3.95    07/10/06    45,200,000
   27,000      Firsthealth of the Carolinas Ser 2002                                  3.96    07/10/06    27,000,000
   29,900      North Carolina Baptist Hospitals Ser 2000                              4.00    07/10/06    29,900,000
    7,300      University Health Systems of Eastern Carolina Ser 2006 C-2 (Ambac)     3.93    07/10/06     7,300,000
   48,000   Raleigh, Downtown Improvement Ser 2005 B COPs                             3.96    07/10/06    48,000,000
            OHIO
    4,000   Cincinnati City School District,
               Ser 2003 Eagle #20040034 Class A (FSA)                                 4.02    07/10/06     4,000,000
   60,020   Cleveland, Water 2004 Ser M (FSA)                                         3.98    07/10/06    60,020,000
            Franklin County,
    4,700      Doctors OhioHealth Corp Ser 2001 ROCs II-R Ser 55                      4.01    07/10/06     4,700,000
    9,000      OhioHealth Corp Ser 2006 (Ambac)                                       3.96    07/10/06     9,000,000
            Ohio,
   40,000      Common Schools Ser 2006 B                                              3.97    07/10/06    40,000,000
    5,570      Ser 2004 P-FLOATs PT-2137                                              4.00    07/10/06     5,570,000
   16,225   Portage County, Robinson Memorial Hospital Ser 2005                       4.02    07/10/06    16,225,000
            OKLAHOMA
    8,000   Oklahoma Student Loan Authority, Ser 2005A (MBIA) (AMT)                   4.01    07/10/06     8,000,000
   28,305   Oklahoma Water Resources Board, State Loan Program
               Ser 1994 A & 1999                                                      3.38    09/01/06    28,305,000

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                                       15

PRINCIPAL
AMOUNT IN                                                               COUPON    DEMAND
THOUSANDS                                                                RATE+     DATE*       VALUE
-------------------------------------------------------------------------------------------------------
  $ 6,655      Ser 1995                                                  3.35%   09/01/06   $ 6,655,000
   34,650      Ser 2001 & 2003 A                                         3.50    10/01/06    34,650,000
            Tulsa County Industrial Authority,
   15,000      Capital Improvement Ser 2003 A                            3.70    11/05/06    15,000,000
    6,500      St Francis Health System Ser 2003 Floater-TRs
                 Ser 2006 P7U                                            4.04    07/10/06     6,500,000
            OREGON
   14,500   Clackamas County Hospital Facility Authority, Legacy
               Health System Ser 2003                                    3.96    07/10/06    14,500,000
   13,335   Oregon, Homeowner Ser 2005 A P-FLOATs MT-133                 4.02    07/10/06    13,335,000
   20,000   Oregon Health Sciences University, OHSU Medical Group
               Ser 2004 A                                                4.00    07/10/06    20,000,000
            PENNSYLVANIA
   11,300   Allegheny County Industrial Development Authority,
               Carnegie Museums of Pittsburgh Ser 2002                   4.00    07/10/06    11,300,000
    5,500   Delaware County Industrial Development Authority,
               United Parcel Service of America Ser 1985                 3.97    07/03/06     5,500,000
   10,000   Easton Area School District, Ser 2006 (FSA)                  3.97    07/10/06    10,000,000
   18,000   Harrisburg Authority, School Ser 2006 (FSA)                  3.98    07/10/06    18,000,000
    9,500   Lancaster County Hospital Authority, Willow Valley
               Retirement Communities Ser 2002 B (Radian)                3.99    07/10/06     9,500,000
   11,300   Northampton County Higher Education Authority,
               Lafayette College Ser 1998 A                              3.95    07/10/06    11,300,000
   15,000   Pennsylvania Higher Education Assistance Agency,
               Student Loan 2001 Ser A (Ambac) (AMT)                     4.05    07/10/06    15,000,000
   29,900   Pennsylvania Turnpike Commission, 2002 Ser A-2               3.98    07/10/06    29,900,000
   30,700   Philadelphia, Water & Wastewater Ser 2003 (FSA)              3.96    07/10/06    30,700,000
    7,000   Philadelphia Hospitals & Higher Education Facilities
               Authority, Temple University Health System 2005 Ser C     3.98    07/10/06     7,000,000
   22,300   York General Authority, Harrisburg School District
               Subser 1996 B (Ambac)                                     3.98    07/10/06    22,300,000
            RHODE ISLAND
    5,805   Rhode Island Convention Center Authority, Refg 2001 Ser
               A (MBIA)                                                  3.98    07/10/06     5,805,000
            Rhode Island Health & Educational Building Corporation,
   20,000      Brown University 2005 Ser A                               3.97    07/10/06    20,000,000
   11,100      Meeting Street Center Ser 2005                            4.00    07/10/06    11,100,000
            SOUTH CAROLINA
   25,000   Charleston Educational Excellence Finance
               Corporation, Charleston County School District Ser 2005
                 ROCs II-R Ser 471                                       4.01    07/10/06    25,000,000

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                                       16

PRINCIPAL
AMOUNT IN                                                               COUPON    DEMAND
THOUSANDS                                                                RATE+     DATE*       VALUE
-------------------------------------------------------------------------------------------------------
  $13,100   Florence County, McLeod Regional Medical Center
               Ser 1985 A (FGIC)                                         3.98%   07/10/06   $13,100,000
    5,000   Greenwood County, Fuji Photo Film Inc Ser 2004 (AMT)         4.15    07/10/06     5,000,000
   10,780   South Carolina, Research University Infrastructure
               Ser 2005 A P-FLOATs PT-3245                               4.01    07/10/06    10,780,000
   10,955   South Carolina Educational Facilities Authority,
               Charleston Southern University Ser 2003                   4.00    07/10/06    10,955,000
   11,000   South Carolina Jobs Economic Development Authority,
               Burroughs & Chapin Business Park Ser 2002                 4.05    07/10/06    11,000,000
    4,545   South Carolina Public Service Authority, ROCs II-R
               Ser 6007 (Ambac)                                          4.01    07/10/06     4,545,000
            TENNESSEE
   10,300   Chattanooga Health, Educational & Housing Facility Board,
               The Baylor School Ser 2004                                3.99    07/10/06    10,300,000
   16,700   Greeneville Health & Educational Facilities Board,
               Laughlin Memorial Hospital Ser 2004                       3.99    07/10/06    16,700,000
    9,955   Jackson Health, Educational & Housing Facility Board,
               Union University Ser 2005                                 3.99    07/10/06     9,955,000
   17,945   Memphis Health, Educational & Housing Facility Board,
               Watergrove Apartments Ser 2004                            4.00    07/10/06    17,945,000
            Metropolitan Government of Nashville & Davidson County
               Health &  Educational Facilities Board,
    7,600        Ensworth School Ser 2002                                3.99    07/10/06     7,600,000
    7,395        Mary Queen of Angels Inc Ser 2000                       3.99    07/10/06     7,395,000
   32,060        Vanderbilt University Ser 2005 A-2                      3.90    07/10/06    32,060,000
   25,500   Montgomery County Public Building Authority, Pooled
               Financing Ser 1999                                        4.00    07/10/06    25,500,000
   22,000   Shelby County Health, Educational & Housing Facilities
               Board, Baptist Memorial Health Care Ser 2004 A
               P-FLOATs PA-1277                                          4.02    07/10/06    22,000,000
            Tennergy Corporation,
   28,000      Gas Ser 2006 A PUTTERs Ser 1258Q                          4.03    07/10/06    28,000,000
   55,000      Gas Ser 2006 A PUTTERs Ser 1260B                          4.02    07/10/06    55,000,000
    6,410   Wilson County, Ser 2005 P-FLOATs PT-2661 (MBIA)              4.01    07/10/06     6,410,000
            TEXAS
    6,530   Beaumont, Waterworks & Sewer System
               Ser 2005 P-FLOATs PT-2895 (MBIA)                          4.01    07/10/06     6,530,000
    4,705   Bexar County Housing Finance Corporation,
               Multi-Family P-FLOATs PT-2082                             4.01    07/10/06     4,705,000
   34,655   Coastal Bend Health Facilities Development Corporation,
               Christus Health Ser 2005 Subser B-3 (Ambac)               3.96    07/10/06    34,655,000

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                                       17

PRINCIPAL
AMOUNT IN                                                                   COUPON    DEMAND
THOUSANDS                                                                    RATE+     DATE*       VALUE
-----------------------------------------------------------------------------------------------------------
  $ 6,140   Dallas Independent School District,
               Ser 2004 A ROCs II-R Ser 6038                                 4.01%   07/10/06   $ 6,140,000
    5,980   Duncanville Independent School District,
               Ser 2005 P-FLOATs PT-3224                                     4.01    07/10/06     5,980,000
    8,585   El Paso Independent School District,
               Ser 2004 A ROCs II-R Ser 2129                                 4.01    07/10/06     8,585,000
   19,519   Garland Health Facilities Development Corporation,
               Chambrel Club Hill Ser 2002                                   3.97    07/10/06    19,519,000
            Harris County Health Facilities Development Corporation,
   65,000      Christus Health Ser 2005 Subser A-1 (Ambac)                   3.96    07/10/06    65,000,000
   25,000      Methodist Hospital System Ser 2006 A                          3.60    07/03/06    25,000,000
   29,700   Harris County Industrial Development Corporation, Baytank Inc
               Ser 1998                                                      3.98    07/10/06    29,700,000
    5,155   Houston, Combined Utility System
               Ser 2004 ROCs II-R Ser 4559 (FSA)                             4.01    07/10/06     5,155,000
   12,630   Houston Health Facilities Development Corporation, Buckingham
               Senior Living Community Inc Ser 2004 C                        3.97    07/10/06    12,630,000
   11,000   Lower Neches Valley Authority, Chevron USA Inc Ser 1987          3.35    08/15/06    11,000,000
   12,245   North Central Texas Health Facilities Development
               Corporation, Baylor Health Care System Ser 2006 A             3.98    07/10/06    12,245,000
   37,100   North Texas Tollway Authority, Dallas North Tollway System
               Ser 2005 C (FGIC)                                             4.00    07/10/06    37,100,000
    5,330   Northside Independent School District,
               Ser 2003 P-FLOATs PT-2254                                     4.01    07/10/06     5,330,000
    6,545   Port Arthur Independent School District,
               Ser 2005 P-FLOATs PT-2679 (FGIC)                              4.01    07/10/06     6,545,000
    9,055   Roaring Fork Municipal Products, Dallas Independent School
               District Class A Certificates Ser 2004-6                      4.05    07/10/06     9,055,000
   19,600   San Antonio, Water System Sub Lien Ser 2003 B (MBIA)             3.97    07/10/06    19,600,000
    6,795   Texas Department of Housing & Community Affairs,
               High Point III Development Ser 1993 A                         3.97    07/10/06     6,795,000
   17,275   Texas Municipal Gas Corporation, Senior Lien Ser 1998 (FSA)      3.97    07/10/06    17,275,000
    2,960   Texas Water Development Board, Revolving Fund Senior Lien
               Ser 2000 A P-FLOATs PT-2187                                   3.99    07/10/06     2,960,000
    7,200   Upper Trinity Regional Water District, Regional Treated Water
               Supply System Refg Ser 2005 P-FLOATs PT-3290 (Ambac)          4.01    07/10/06     7,200,000
            UTAH
   35,900   Intermountain Power Agency, 1985 Ser F (Ambac)                   3.45    09/15/06    35,900,000
   43,825   Murray City, IHC Health Services Inc Ser 2005 D                  3.97    07/10/06    43,825,000

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                                       18

PRINCIPAL
AMOUNT IN                                                                 COUPON    DEMAND
THOUSANDS                                                                  RATE+     DATE*        VALUE
------------------------------------------------------------------------------------------------------------
            VERMONT
$ 11,000    Vermont Housing Finance Agency, West Block
               University of Vermont Apartments Ser 2004 A                 3.99%   07/10/06   $   11,000,000
            VIRGINIA
  16,000    Chesapeake Hospital Authority, Chesapeake General Hospital
               Ser 2001A                                                   3.99    07/10/06       16,000,000
 108,020    Fairfax County Industrial Development Authority, Inova
               Health System Foundation Ser 2005 A-1, A-2 & C-2            3.93    07/10/06      108,020,000
  41,100    Loudoun County Industrial Development Authority,
               Howard Hughes Medical Institute Ser 2003 F                  3.94    07/10/06       41,100,000
            WASHINGTON
   6,050    Bellevue, Ser 2004 Eagle #20041011 Class A (MBIA)              4.02    07/10/06        6,050,000
   9,825    Eclipse Funding Trust, Seattle Water System Ser 2005
               Solar Eclipse Ser 2006-0002 (MBIA)                          4.00    07/10/06        9,825,000
  14,685    Energy Northwest, Columbia Generating Station Electric
               Ser 2006-A ROCs II-R Ser 6063                               4.01    07/10/06       14,685,000
   4,155    Pierce County, Puyallup School District No 3 PUTTERs
               Ser 415 (FSA)                                               4.01    07/10/06        4,155,000
  10,000    Washington State, Floater-TRs Ser 2006 P23U (MBIA)             3.98    07/10/06       10,000,000
            WISCONSIN
   9,500    Brokaw, Wausau Paper Mills Co Ser 1995 (AMT)                   4.22    07/10/06        9,500,000
   6,245    Wisconsin, Clean Water 2004 Ser 1 ROCs II-R Ser 2165 (MBIA)    4.01    07/10/06        6,245,000
   3,250    Wisconsin Health & Educational Facilities Authority,
               Ministry Health Care PUTTERs Ser 399 (MBIA)                 4.01    07/10/06        3,250,000
            WYOMING
  35,000    Campbell County, Two Elk Power Generation Station
               Ser 2005 B (AMT)                                            3.35    11/30/06       35,000,000
            VARIOUS STATES
  38,000    Reset Option Certificates Trust II-R, ROCs II-R Ser 8002FA     4.07    07/10/06       38,000,000
            PUERTO RICO
  11,795    Puerto Rico Public Improvement, Ser 2001-1 TOCs (FSA)          3.98    07/10/06       11,795,000
                                                                                              --------------
            Total Short-Term Variable Rate Municipal Obligations
               (COST $4,434,587,000)                                                           4,434,587,000
                                                                                              --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                          YIELD TO
PRINCIPAL                                                                                                 MATURITY
AMOUNT IN                                                                            COUPON   MATURITY   ON DATE OF
THOUSANDS                                                                             RATE      DATE      PURCHASE       VALUE
---------------------------------------------------------------------------------------------------------------------------------
            Tax-Exempt Commercial Paper (2.0%)
            ILLINOIS
  $28,000   Illinois Health Facilities Authority, Evanston Hospital Corp Ser 1988     3.50%   07/13/06      3.50%     $28,000,000
            KENTUCKY
            Kentucky Asset Liability Commission,
   34,000      General Fund Second Ser 2005 A-1                                       3.15    10/12/06      3.15       34,000,000
   15,000      General Fund Second Ser 2005 A-2                                       3.15    10/11/06      3.15       15,000,000
            TEXAS
            University of Texas Regents,
    8,558      Ser 2002 A                                                             3.48    07/11/06      3.48        8,558,000
    8,000      Ser 2002 A                                                             3.48    07/14/06      3.48        8,000,000
                                                                                                                      -----------
            Total Tax-Exempt Commercial Paper
            (COST $93,558,000)                                                                                         93,558,000
                                                                                                                      -----------
            Short-Term Municipal Notes & Bonds (4.8%)
            MARYLAND
   12,445   Maryland Community Development Administration, Department of Housing
               & Community Development Residential Notes 2005 Ser F, dtd 11/10/05     3.12    11/24/06      3.12       12,445,000
            MASSACHUSETTS
    6,200   Cape Cod Regional Transit Authority, Ser 2005 RANs, dtd 07/28/05          4.00    07/28/06      3.00        6,204,449
   14,534   Medway, Ser 2006 BANs, dtd 03/17/06                                       4.00    11/17/06      3.40       14,566,525
   11,851   Milford, Ser 2006 BANs, dtd 04/17/06                                      4.25    10/17/06      3.55       11,875,039
   10,255   Peabody, Ser 2006 BANs, dtd 02/09/06                                      4.00    07/21/06      3.20       10,259,531
   10,000   Pioneer Valley Transit Authority, Ser 2005 RANs, dtd 08/05/05             4.00    08/03/06      3.05       10,008,327
            MICHIGAN
    8,000   Michigan Municipal Bond Authority, Ser 2005 C, dtd 08/19/05               4.25    08/18/06      3.03        8,012,448
            MINNESOTA
   10,000   Minnesota Rural Water Finance Authority, Public Projects Construction
               Notes Ser 2005, dtd 08/31/05                                           4.25    09/15/06      3.54       10,013,855
            NEW HAMPSHIRE
    8,500   Cheshire County, Ser 2006 TANs, dtd 04/04/06                              4.25    12/27/06      3.77        8,518,923

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                       YIELD TO
PRINCIPAL                                                                                              MATURITY
AMOUNT IN                                                                         COUPON   MATURITY   ON DATE OF
THOUSANDS                                                                          RATE      DATE      PURCHASE          VALUE
----------------------------------------------------------------------------------------------------------------------------------
 $10,000    Merrimack County, Ser 2006 TANs, dtd 02/17/06                          4.50%   12/28/06       3.59%    $    10,043,681
            NEW JERSEY
  20,000    Barnegat Township Board of Education, 2005 Temporary Notes, dtd
               07/07/05                                                            3.50    07/07/06       2.75          20,002,397
  10,900    Hudson County, Ser 2005 BANs, dtd 09/21/05                             4.00    09/20/06       3.00          10,923,321
            NEW YORK
   8,574    Burnt Hills-Ballston Lake Central School District,
               Ser 2005 B BANs, dtd 07/07/05                                       3.75    07/07/06       2.74           8,575,386
            Gloversville City School District,
  10,000       Ser 2005 BANs, dtd 12/01/05                                         4.50    09/28/06       3.33          10,027,764
  10,000       Ser 2006 BANs, dtd 06/29/06                                         4.50    06/29/07       3.90          10,057,384
   4,500    Hastings, Ser 2005 BANs, dtd 07/15/05                                  3.25    07/14/06       3.03           4,500,346
  13,000    Marlboro Central School District, Ser 2006 B BANs, dtd 04/12/06        4.50    12/22/06       3.75          13,045,151
   4,000    Vestal, Ser 2005 BANs, dtd 07/14/05                                    3.75    07/14/06       2.77           4,001,358
            SOUTH CAROLINA
   9,000    Aiken County Consolidated School District,
               Ser 2005 BANs, dtd 07/14/05                                         3.25    07/14/06       2.55           9,000,000
  18,000    Beaufort County School District, Ser 2005 A BANs, dtd 07/14/05         3.15    07/14/06       2.65          18,000,000
   6,660    Three Rivers Solid Waste Authority, Ser 2006 BANs, dtd 05/15/06        4.75    01/15/07       3.73           6,695,685
            WISCONSIN
   7,000    Oconomowoc Area School District, Ser 2006 TRANs, dtd 09/20/05          4.00    09/19/06       3.37           7,008,661
                                                                                                                   ---------------
            Total Short-Term Municipal Notes & Bonds
               (COST $223,785,231)                                                                                     223,785,231
                                                                                                                   ---------------
            Total Investments
               (COST $4,751,930,231) (A)                                                                 102.4%      4,751,930,231
            Liabilities in Excess of Other Assets                                                         (2.4)       (114,842,672)
                                                                                                         -----     ---------------
            Net Assets                                                                                   100.0%    $ 4,637,087,559
                                                                                                         =====     ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

----------
AMT          ALTERNATIVE MINIMUM TAX.
BANS         BOND ANTICIPATION NOTES.
COPS         CERTIFICATES OF PARTICIPATION.
FLOATER-TRS  FLOATING RATE TRUST RECEIPTS.
MERLOTS      MUNICIPAL EXEMPT RECEIPTS-LIQUIDITY OPTION TENDER.
P-FLOATS     PUTTABLE FLOATING OPTION TAX-EXEMPT RECEIPTS.
PUTTERS      PUTTABLE TAX-EXEMPT RECEIPTS.
RANS         REVENUE ANTICIPATION NOTES.
ROCS         RESET OPTION CERTIFICATES.
TANS         TAX ANTICIPATION NOTES.
TOBS         TENDER OPTION BONDS.
TOCS         TENDER OPTION CERTIFICATES.
TRANS        TAX AND REVENUE ANTICIPATION NOTES.
+            RATE SHOWN IS THE RATE IN EFFECT AT JUNE 30, 2006.
*            DATE ON WHICH THE PRINCIPAL AMOUNT CAN BE RECOVERED THROUGH DEMAND.
(A)          COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

BOND INSURANCE:

AMBAC        AMBAC ASSURANCE CORPORATION.
CIFG         CIFG ASSURANCE NORTH AMERICA INC.
FGIC         FINANCIAL GUARANTY INSURANCE COMPANY.
FHA          FEDERAL HOUSING ADMINISTRATION.
FSA          FINANCIAL SECURITY ASSURANCE INC.
MBIA         MUNICIPAL BOND INVESTORS ASSURANCE CORPORATION.
RADIAN       RADIAN ASSET ASSURANCE INC.
XLCA         XL CAPITAL ASSURANCE INC.

                       SEE NOTES TO FINANCIAL STATEMENTS

Active Assets Tax-Free Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
JUNE 30, 2006

Assets:
Investments in securities, at value
   (cost $4,751,930,231)                                         $4,751,930,231
Cash                                                                     85,143
Receivable for:
   Interest                                                          26,200,579
   Investments sold                                                  21,787,081
   Shares of beneficial interest                                          7,295
Prepaid expenses and other assets                                       282,882
                                                                 --------------
      Total Assets                                                4,800,293,211
                                                                 --------------
Liabilities:
Payable for:
   Investments purchased                                            161,269,830
   Investment advisory fee                                            1,048,211
   Distribution fee                                                     390,544
   Administration fee                                                   195,272
Accrued expenses and other payables                                     301,795
                                                                 --------------
      Total Liabilities                                             163,205,652
                                                                 --------------
      Net Assets                                                 $4,637,087,559
                                                                 ==============
Composition of Net Assets:
Paid-in-capital                                                  $4,637,055,322
Accumulated undistributed net
   investment income                                                     40,841
Accumulated net realized loss                                            (8,604)
                                                                 --------------
   Net Assets                                                     $4,637,087,559
                                                                 ==============
Net Asset Value Per Share
4,637,095,207 SHARES OUTSTANDING
(UNLIMITED SHARES AUTHORIZED OF $.01
PAR VALUE)                                                       $         1.00
                                                                 ==============

Statement of Operations
FOR THE YEAR ENDED JUNE 30, 2006

Net Investment Income:
Interest Income                                                    $121,256,710
                                                                   ------------
Expenses
Investment advisory fee                                              11,233,555
Distribution fee                                                      3,851,600
Administration fee                                                    1,996,986
Transfer agent fees and expenses                                        710,529
Registration fees                                                       316,960
Shareholder reports and notices                                         127,757
Custodian fees                                                          118,039
Professional fees                                                        77,276
Trustees' fees and expenses                                              52,703
Other                                                                   209,647
                                                                   ------------
   Total Expenses                                                    18,695,052
Less: expense offset                                                     (3,084)
                                                                   ------------
   Net Expenses                                                      18,691,968
                                                                   ------------
   Net Investment Income                                            102,564,742
   Net Realized Loss                                                     (8,541)
                                                                   ------------
Net Increase                                                       $102,556,201
                                                                   ============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                         FOR THE YEAR    FOR THE YEAR
                                                            ENDED            ENDED
                                                        JUNE 30, 2006    JUNE 30, 2005
                                                       --------------   --------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income                                  $  102,564,742   $   38,653,262
Net realized loss                                              (8,541)              --
                                                       --------------   --------------
   Net Increase                                           102,556,201       38,653,262
Dividends to shareholders from net investment income     (102,563,944)     (38,652,509)
Net increase (decrease) from transactions in shares
   of beneficial interest                               1,780,513,305       (1,080,404)
                                                       --------------   --------------
   Net Increase (Decrease)                              1,780,505,562       (1,079,651)
Net Assets:
Beginning of period                                     2,856,581,997    2,857,661,648
                                                       --------------   --------------
End of Period
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT
   INCOME OF $40,841 AND $40,113, RESPECTIVELY)        $4,637,087,559   $2,856,581,997
                                                       ==============   ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

Active Assets Tax-free Trust

NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2006

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide as high a level of daily income exempt from federal income tax as is consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.20% to the portion of the daily net assets exceeding $3 billion but not exceeding $15 billion; and 0.199% to the portion of the daily net assets exceeding $15 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

3. PLAN OF DISTRIBUTION

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended June 30, 2006, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2006, aggregated $12,947,016,751 and $11,166,783,862, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended June 30, 2006, included in Trustees' fees and expenses in the Statement of Operations amounted to $7,377. At June 30, 2006, the Fund had an accrued pension liability of $62,580 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                  FOR THE YEAR       FOR THE YEAR
                                                      ENDED              ENDED
                                                  JUNE 30, 2006     JUNE 30, 2005
                                                ----------------   ----------------
Shares sold                                     $ 21,066,195,217   $ 11,647,980,944
Shares issued in reinvestment of dividends           102,563,944         38,652,509
                                                ----------------   ----------------
                                                  21,168,759,161     11,686,633,453
Shares redeemed                                  (19,388,245,856)   (11,687,713,857)
                                                ----------------   ----------------
Net increase (decrease) in shares outstanding   $  1,780,513,305   $     (1,080,404)
                                                ================   ================

6. EXPENSE OFFSET

The expense offset represents a reduction of custodian and transfer agent fees and expenses for earnings on cash balances maintained by the Fund.

7. FEDERAL INCOME TAX STATUS

As of June 30, 2006, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and permanent book/tax differences attributable to ordinary income and capital gain retained by the Fund and nondeductible expenses. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged $63, accumulated undistributed net investment income was charged $70 and paid-in-capital was credited $133.

8. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety. Additionally, the Court denied Plaintiff's motion to supplement their complaint. This matter is now concluded.

9. NEW ACCOUNTING PRONOUNCEMENT

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and the impact to the Fund's financial statements, if any, is currently being assessed.

Active Assets Tax-Free Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                      FOR THE YEAR ENDED JUNE 30,
                                            -----------------------------------------------
                                              2006      2005      2004     2003       2002
                                            -------   -------   -------   -------   -------
Selected Per Share Data:
Net asset value, beginning of period        $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                            -------   -------   -------   -------   -------
Net income from investment operations         0.025     0.013     0.005     0.008     0.014
Less dividends from net investment income    (0.025)   (0.013)   (0.005)   (0.008)   (0.014)
                                            -------   -------   -------   -------   -------
Net asset value, end of period              $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                            =======   =======   =======   =======   =======
Total Return                                   2.53%     1.32%     0.50%     0.81%     1.38%
Ratios to Average Net Assets:
Total expenses (before expense offset)         0.47%     0.49%     0.48%     0.48%     0.48%(1)
Net investment income                          2.57%     1.30%     0.50%     0.80%     1.38%
Supplemental Data:
Net assets, end of period, in millions      $ 4,637   $ 2,857   $ 2,858   $ 3,116   $ 2,947

----------
(1)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

Active Assets Tax-Free Trust
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Active Assets Tax-Free Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets Tax-Free Trust (the "Fund"), including the portfolio of investments, as of June 30, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Tax-Free Trust as of June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 22, 2006

Active Assets Tax-free Trust
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                             TERM OF                                             IN FUND
                             POSITION(S)   OFFICE AND                                            COMPLEX
  NAME, AGE AND ADDRESS OF    HELD WITH     LENGTH OF           PRINCIPAL OCCUPATION(S)        OVERSEEN BY     OTHER DIRECTORSHIPS
     INDEPENDENT TRUSTEE      REGISTRANT  TIME SERVED*           DURING PAST 5 YEARS**          TRUSTEE***       HELD BY TRUSTEE
---------------------------  -----------  ------------  -------------------------------------  -----------  ------------------------
Michael Bozic (65)           Trustee      Since         Private Investor; Chairman of the          197      Director of various
c/o Kramer Levin Naftalis &               April 1994    Insurance Committee (since July 2006)               business organizations.
Frankel LLP                                             and Director or Trustee of the Retail
Counsel to the Independent                              Funds (since April 1994) and the
Trustees                                                Institutional Funds (since July
1177 Avenue of the Americas                             2003); formerly Vice Chairman of
New York, NY 10036                                      Kmart Corporation (December
                                                        1998-October 2000), Chairman and
                                                        Chief Executive Officer of Levitz
                                                        Furniture Corporation (November
                                                        1995-November 1998) and President and
                                                        Chief Executive Officer of Hills
                                                        Department Stores (May 1991-July
                                                        1995); formerly variously Chairman,
                                                        Chief Executive Officer, President
                                                        and Chief Operating Officer
                                                        (1987-1991) of the Sears Merchandise
                                                        Group of Sears, Roebuck & Co.

Edwin J. Garn (73)           Trustee      Since         Consultant; Director or Trustee of         197      Director of Franklin
1031 N. Chartwell Court                   January 1993  the Retail Funds (since January 1993)               Covey (time management
Salt Lake City, UT 84103                                and the Institutional Funds (since                  systems), BMW Bank of
                                                        July 2003); member of the Utah                      North America, Inc.
                                                        Regional Advisory Board of Pacific                  (industrial loan
                                                        Corp. (utility company); formerly                   corporation), Escrow
                                                        Managing Director of Summit Ventures                Bank USA (industrial
                                                        LLC (2000-2004) (lobbying and                       loan corporation),
                                                        consulting firm); United States                     United Space Alliance
                                                        Senator (R-Utah) (1974-1992) and                    (joint venture between
                                                        Chairman, Senate Banking Committee                  Lockheed Martin and the
                                                        (1980-1986), Mayor of Salt Lake City,               Boeing Company) and
                                                        Utah (1971-1974), Astronaut, Space                  Nuskin Asia Pacific
                                                        Shuttle Discovery (April 12-19,                     (multilevel marketing);
                                                        1985), and Vice Chairman, Huntsman                  member of the board of
                                                        Corporation (chemical company).                     various civic and
                                                                                                            charitable
                                                                                                            organizations.

Wayne E. Hedien (72)         Trustee      Since         Retired; Director or Trustee of the        197      Director of The PMI
c/o Kramer Levin Naftalis &               September     Retail Funds (since September 1997)                 Group Inc. (private
Frankel LLP                               1997          and the Institutional Funds (since                  mortgage insurance);
Counsel to the Independent                              July 2003); formerly associated with                Trustee and Vice
Trustees                                                the Allstate Companies (1966-1994),                 Chairman of The Field
1177 Avenue of the Americas                             most recently as Chairman of The                    Museum of Natural
New York, NY 10036                                      Allstate Corporation (March                         History; director of
                                                        1993-December 1994) and Chairman and                various other business
                                                        Chief Executive Officer of its                      and charitable
                                                        wholly-owned subsidiary, Allstate                   organizations.
                                                        Insurance Company (July 1989-December
                                                        1994).

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                             TERM OF                                             IN FUND
                             POSITION(S)   OFFICE AND                                            COMPLEX
  NAME, AGE AND ADDRESS OF    HELD WITH     LENGTH OF           PRINCIPAL OCCUPATION(S)        OVERSEEN BY     OTHER DIRECTORSHIPS
     INDEPENDENT TRUSTEE      REGISTRANT  TIME SERVED*           DURING PAST 5 YEARS**          TRUSTEE***       HELD BY TRUSTEE
---------------------------  -----------  ------------  -------------------------------------  -----------  ------------------------
Dr. Manuel H. Johnson (57)   Trustee      Since         Senior Partner, Johnson Smick              197      Director of NVR, Inc.
c/o Johnson Smick Group, Inc.             July 1991     International, Inc., a consulting                   (home construction);
888 16th Street, NW                                     firm; Chairman of the Audit Committee               Director of KFX Energy;
Suite 740                                               and Director or Trustee of the Retail               Director of RBS
Washington, D.C. 20006                                  Funds (since July 1991) and the                     Greenwich Capital
                                                        Institutional Funds (since July                     Holdings (financial
                                                        2003); Co-Chairman and a founder of                 holding company).
                                                        the Group of Seven Council (G7C), an
                                                        international economic commission;
                                                        formerly Vice Chairman of the Board
                                                        of Governors of the Federal Reserve
                                                        System and Assistant Secretary of the
                                                        U.S. Treasury.

Joseph J. Kearns (63)        Trustee      Since         President, Kearns & Associates LLC         198      Director of Electro Rent
c/o Kearns & Associates LLC               July 2003     (investment consulting); Deputy                     Corporation (equipment
PMB754                                                  Chairman of the Audit Committee and                 leasing), The Ford
23852 Pacific Coast Highway                             Director or Trustee of the Retail                   Family Foundation, and
Malibu, CA 90265                                        Funds (since July 2003) and the                     the UCLA Foundation.
                                                        Institutional Funds (since August
                                                        1994); previously Chairman of the
                                                        Audit Committee of the Institutional
                                                        Funds (October 2001-July 2003);
                                                        formerly CFO of the J. Paul Getty
                                                        Trust.


Michael E. Nugent (70)       Chairman     Chairman of   General Partner of Triumph Capital,        197      None.
c/o Triumph Capital, L.P.    of the       the Board     L.P., a private investment
445 Park Avenue              Board        (since July   partnership; Chairman of the Board of
New York, NY 10022           and          2006) and     the Retail Funds and Institutional
                             Trustee      Trustee       Funds (since July 2006) and Director
                                          (since        or Trustee of the Retail Funds (since
                                          July 1991)    July 1991) and the Institutional
                                                        Funds (since July 2001); formerly
                                                        Chairman of the Insurance Committee
                                                        (July 1991-July 2006) and Vice
                                                        President, Bankers Trust Company and
                                                        BT Capital Corporation (1984-1988).

Fergus Reid (73)             Trustee      Since         Chairman of Lumelite Plastics              198      Trustee and Director of
c/o Lumelite Plastics                     July 2003     Corporation; Chairman of the                        certain investment
Corporation                                             Governance Committee and Director or                companies in the
85 Charles Colman Blvd.                                 Trustee of the Retail Funds (since                  JPMorgan Funds complex
Pawling, NY 12564                                       July 2003) and the Institutional                    managed by J.P. Morgan
                                                        Funds (since June 1992).                            Investment Management
                                                                                                            Inc.

INTERESTED TRUSTEES:

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                             TERM OF                                             IN FUND
                             POSITION(S)   OFFICE AND                                            COMPLEX
  NAME, AGE AND ADDRESS OF    HELD WITH     LENGTH OF           PRINCIPAL OCCUPATION(S)        OVERSEEN BY     OTHER DIRECTORSHIPS
    INTERESTED TRUSTEE        REGISTRANT  TIME SERVED*           DURING PAST 5 YEARS**          TRUSTEE***       HELD BY TRUSTEE
---------------------------  -----------  ------------  -------------------------------------  -----------  ------------------------
Charles A. Fiumefreddo (73)  Trustee      Since         Director or Trustee of the Retail          197      None.
c/o Morgan Stanley Trust                  July 1991     Funds (since July 1991) and the
Harborside Financial Center                             Institutional Funds (since July
Plaza Two                                               2003); formerly Chairman of the
Jersey City, NJ 07311                                   Retail Funds (July 1991- July 2006)
                                                        and the Institutional Funds (July
                                                        2003-July 2006) and Chief Executive
                                                        Officer of the Retail Funds (until
                                                        September 2002).

James F. Higgins (58)        Trustee      Since         Director or Trustee of the Retail          197      Director of AXA
c/o Morgan Stanley Trust                  June 2000     Funds (since June 2000) and the                     Financial, Inc. and The
Harborside Financial Center                             Institutional Funds (since July                     Equitable Life Assurance
Plaza Two                                               2003); Senior Advisor of Morgan                     Society of the United
Jersey City, NJ 07311                                   Stanley (since August 2000).                        States (financial
                                                                                                            services).

----------
* THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER ") (THE "RETAIL FUNDS ").

** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                    TERM OF
                                POSITION(S)       OFFICE AND
  NAME, AGE AND ADDRESS OF       HELD WITH         LENGTH OF
     EXECUTIVE OFFICER           REGISTRANT       TIME SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------   --------------   -----------------   ----------------------------------------------------------
Ronald E. Robison (67)        President and    President (since    President (since September 2005) and Principal Executive
1221 Avenue of the Americas   Principal        September 2005)     Officer (since May 2003) of funds in the Fund Complex;
New York, NY 10020            Executive        and Principal       President (since September 2005) and Principal Executive
                              Officer          Executive Officer   Officer (since May 2003) of the Van Kampen Funds; Managing
                                               (since May 2003)    Director, Director and/or Officer of the Investment
                                                                   Adviser and various entities affiliated with the
                                                                   Investment Adviser; Director of Morgan Stanley SICAV
                                                                   (since May 2004). Formerly, Executive Vice President
                                                                   (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the
                                                                   Institutional Funds (March 2001 to July 2003); Chief
                                                                   Global Operating Officer of Morgan Stanley Investment
                                                                   Management Inc.; Chief Administrative Officer of Morgan
                                                                   Stanley Investment Advisors Inc.; Chief Administrative
                                                                   Officer of Morgan Stanley Services Company Inc.

J. David Germany (51)         Vice President   Since               Managing Director and (since December 2005) Chief
Morgan Stanley                                 February 2006       Investment Officer - Global Fixed Income of Morgan Stanley
Investment Management Ltd.                                         Investment Management; Managing Director and Director of
25 Cabot Square                                                    Morgan Stanley Investment Management Ltd.; Vice President
Canary Wharf, London                                               (since February 2006) of the Retail and Institutional
United Kingdom E144QA                                              Funds.

Dennis F. Shea (53)           Vice President   Since               Managing Director and (since February 2006) Chief
1221 Avenue of the Americas                    February 2006       Investment Officer - Global Equity of Morgan Stanley
New York, NY 10020                                                 Investment Management; Vice President (since February
                                                                   2006) of the Retail and Institutional Funds. Formerly,
                                                                   Managing Director and Director of Global Equity Research
                                                                   at Morgan Stanley.

Barry Fink (51)               Vice President   Since               Managing Director and General Counsel of Morgan Stanley
1221 Avenue of the Americas                    February 1997       Investment Management; Managing Director of the Investment
New York, NY 10020                                                 Adviser and various entities affiliated with the
                                                                   Investment Adviser; Vice President of the Retail Funds and
                                                                   (since July 2003) the Institutional Funds. Formerly,
                                                                   Secretary, General Counsel and/or Director of the
                                                                   Investment Adviser and various entities affiliated with
                                                                   the Investment Adviser; Secretary and General Counsel of
                                                                   the Retail Funds.

Amy R. Doberman (44)          Vice President   Since July 2004     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                                        Management of Morgan Stanley Investment Management (since
New York, NY 10020                                                 July 2004); Vice President of the Retail Funds and the
                                                                   Institutional Funds (since July 2004); Vice President of
                                                                   the Van Kampen Funds (since August 2004); Secretary (since
                                                                   February 2006) and Managing Director (since July 2004) of
                                                                   the Investment Adviser and various entities affiliated
                                                                   with the Investment Adviser. Formerly, Managing Director
                                                                   and General Counsel - Americas, UBS Global Asset
                                                                   Management (July 2000 to July 2004).

Carsten Otto (42)             Chief            Since October       Managing Director and U.S. Director of Compliance for
1221 Avenue of the Americas   Compliance       2004                Morgan Stanley Investment Management (since October 2004);
New York, NY 10020            Officer                              Managing Director and Chief Compliance Officer of Morgan
                                                                   Stanley Investment Management. Formerly, Assistant
                                                                   Secretary and Assistant General Counsel of the Retail
                                                                   Funds.

                                                    TERM OF
                                POSITION(S)       OFFICE AND
  NAME, AGE AND ADDRESS OF       HELD WITH         LENGTH OF
     EXECUTIVE OFFICER           REGISTRANT       TIME SERVED*              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------   --------------   -----------------   ----------------------------------------------------------
Stefanie V. Chang Yu (39)     Vice President   Since July 2003     Executive Director of the Investment Adviser and various
1221 Avenue of the Americas                                        entities affiliated with the Investment Adviser; Vice
New York, NY 10020                                                 President of the Retail Funds (since July 2002) and the
                                                                   Institutional Funds (since December 1997). Formerly,
                                                                   Secretary of various entities affiliated with the
                                                                   Investment Adviser.

Francis J. Smith (40)         Treasurer and    Treasurer (since    Executive Director of the Investment Adviser and various
c/o Morgan Stanley Trust      Chief Financial  July 2003) and      entities affiliated with the Investment Adviser; Treasurer
Harborside Financial Center   Officer          Chief Financial     and Chief Financial Officer of the Retail Funds (since
Plaza Two                                      Officer (since      July 2003). Formerly, Vice President of the Retail Funds
Jersey City, NJ 07311                          September 2002)     (September 2002 to July 2003).

Mary E. Mullin (39)           Secretary        Since July 2003     Executive Director of the Investment Adviser and various
1221 Avenue of the Americas                                        entities affiliated with the Investment Adviser; Secretary
New York, NY 10020                                                 of the Retail Funds (since July 2003) and the
                                                                   Institutional Funds (since June 1999).

----------
* THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

                       2006 FEDERAL TAX NOTICE (UNAUDITED)

For the year ended June 30, 2006, all the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Michael E. Nugent
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang Yu
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Mary E. Mullin
SECRETARY

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD

(C)  2006 Morgan Stanley

[Morgan Stanley LOGO]

MORGAN STANLEY FUNDS

Active Assets
Tax-Free Trust

Annual Report
June 30, 2006

[Morgan Stanley LOGO]
AATRPT-RA06-00715P-Y06/06

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c)  Not applicable.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit 12 A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2006

                                               REGISTRANT    COVERED ENTITIES(1)

AUDIT FEES                                       $27,920         N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES                            $   531(2)      $5,190,300(2)
   TAX FEES                                      $ 5,000(3)      $2,044,491(4)
   ALL OTHER FEES                                $    --         $       --
TOTAL NON-AUDIT FEES                             $ 5,531         $ 7,234,791
TOTAL                                            $33,451         $ 7,234,791

2005

                                               REGISTRANT    COVERED ENTITIES(1)

AUDIT FEES                                       $28,105         N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES                            $   540(2)      $3,215,745(2)
   TAX FEES                                      $ 5,164(3)      $   24,000(4)
   ALL OTHER FEES                                $    --         $       --
TOTAL NON-AUDIT FEES                             $ 5,704         $3,239,745
TOTAL                                            $33,809         $3,239,745

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1.   STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2.   DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3.   AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4.   AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5.   TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6.   ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8.   PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9.   ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10.  COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

          MORGAN STANLEY RETAIL FUNDS
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley & Co. Incorporated
          Morgan Stanley DW Inc.
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Van Kampen Asset Management
          Morgan Stanley Services Company, Inc.
          Morgan Stanley Distributors Inc.
          Morgan Stanley Trust FSB

          MORGAN STANLEY INSTITUTIONAL FUNDS
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Morgan Stanley & Co. Incorporated
          Morgan Stanley Distribution, Inc.
          Morgan Stanley AIP GP LP
          Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Tax-Free Trust


/s/ Ronald E. Robison
----------------------------------------
Ronald E. Robison
Principal Executive Officer
August 10, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
----------------------------------------
Ronald E. Robison
Principal Executive Officer
August 10, 2006


/s/ Francis Smith
----------------------------------------
Francis Smith
Principal Financial Officer
August 10, 2006